Long-Term Debt	12 Months Ended
Dec. 31, 2019
24. Long-term Debt
Long-term Debt

24. LONG-TERM DEBT

Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.

Long-term debt as at December 31 consisted of the following:

	Weighted average interest rate (1)
millions of Canadian dollars	2019	2018	Maturity	2019	2018
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2024	$437	$339
Unsecured fixed rate notes	2.90%	3.50%	2023	500	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,559	1,637
				$2,496	$2,701
Emera Finance
Unsecured senior notes (USD)	3.86%	3.60%	2021 - 2046	$3,572	$4,434
TECO Finance (2)
Fixed rate notes and bonds (USD)	5.15%	5.15%	2020	390	409
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.53%	4.64%	2021 - 2050	$3,334	$3,126
PGS
Fixed rate notes and bonds (USD)	4.58%	4.66%	2021 - 2050	$437	$425
NMGC
Fixed rate notes and bonds (USD)	4.30%	4.53%	2021 - 2049	$474	$368
NMGI
Fixed rate notes and bonds (USD)	3.64%	3.41%	2024	$195	$273
NSPI
Discount notes	Variable	Variable	2024	$308	$516
Medium term fixed rate notes	5.37%	5.73%	2025 - 2097	2,365	1,965
Fixed rate debenture	-	9.75%	-	-	95
				$2,673	$2,576
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2023	$11	$28
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020 - 2022	65	68
Unsecured senior fixed rate notes (USD)	4.15%	4.23%	2022 - 2049	442	382
				$518	$478
EBP
Senior secured credit facility	Variable	3.08%	2023	$248	$248
ECI
Secured senior notes (USD)	Variable	Variable	2021	$130	$159
Amortizing fixed rate notes (USD)	3.89%	3.83%	2021 - 2022	$122	$114
Secured fixed rate senior notes (4)	4.84%	5.51%	2020 - 2035	$218	$191
				$470	$464
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$8	$22
Debt issuance costs				(119)	(113)
Classification as liabilities held for sale (6)				(516)	-
Amount due within one year (7)				(501)	(1,119)
				$(1,128)	$(1,210)
Long-Term Debt				$13,679	$14,292
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.
(6) Emera Maine’s assets and liabilities are classified as held for sale. Refer to note 4 for further details.
(7) Excludes Emera Maine amounts which are classified as current liabilities associated with assets held for sale.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2019	2018
Emera – revolving credit facility (1)	June 2024	$900	$900
NSPI - revolving credit facility (1)	October 2024	600	600
Emera Maine – revolving credit facility	February 2023	104	109
BLPC – revolving credit facility	2020-2032	25	26
Total		1,629	1,635
Less:
Borrowings under credit facilities		771	899
Letters of credit issued inside credit facilities		65	77
Use of available facilities		836	976
Available capacity under existing agreements		$793	$659
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Debt Covenants

Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:

As at
	Financial Covenant	Requirement	December 31, 2019
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.59 : 1

Recent Significant Financing Activity by Segment

Florida Electric Utilities

On July 24, 2019, TEC completed a $300 million USD 30-year senior notes issuance. The notes bear interest at a rate of 3.625 per cent and have a maturity date of June 15, 2050.

Canadian Electric Utilities

On November 25, 2019, NSPI amended its operating credit facility to extend the maturity from October 2023 to October 2024. All other terms of the agreement are the same.

On August 2, 2019, NSPI repaid a $95 million debenture upon maturity. The debenture was repaid using its operating credit facility.

On April 4, 2019, NSPI completed a $400 million Series AB 30-year medium term notes issuance. The notes bear interest at a rate of 3.57 per cent and have a maturity date of April 5, 2049.

Gas Utilities and Infrastructure

On December 19, 2019, NMGC completed a $80 million USD 30-year unsecured note issuance. The notes bear interest at a rate of 3.72 per cent and have a maturity date of December 15, 2049.

On December 19, 2019, NMGC completed a $15 million USD 15-year unsecured note issuance. The notes bear interest at a rate of 3.24 per cent and have a maturity date of December 15, 2034.

On July 31, 2019, New Mexico Gas Intermediate (“NMGI”) repaid a $50 million USD note upon maturity. The note was repaid using cash on hand.

On May 17, 2019, Emera Brunswick Pipeline amended the maturity date of its $250 million Credit Agreement from February 2022 to May 2023. There were no other material changes in commercial terms.

Other Electric Utilities

On December 10, 2019, Emera Maine completed a securities issuance for $60 million USD senior unsecured notes. The 30-year notes bear interest at a rate of 3.79 per cent and will mature on December 10, 2049.

Other

On December 2, 2019, Emera’s Series G $225 million 4.83 per cent medium-term notes matured and were repaid. The notes were repaid using existing credit facilities.

On June 14, 2019, Emera Finance repaid a $500 million USD note upon maturity. The note was repaid using proceeds from the sale of the NEGG facilities.

On June 13, 2019, Emera extended the maturity date of its $900 million revolving credit facility from June 2020 to June 2024. There were no other significant changes in commercial terms from the prior agreement.

Long-Term Debt Maturities

As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2020	2021	2022	2023	2024	Thereafter	Total
Emera	$-	$-	$-	$500	$437	$1,559	$2,496
Emera US Finance LP	-	974	-	-	-	2,598	3,572
TECO Finance	390	-	-	-	-	-	390
Tampa Electric	-	301	292	-	-	2,741	3,334
PGS	-	61	32	-	-	344	437
NMGC	-	-	-	-	195	-	195
NMGI	-	260	-	-	-	214	474
NSPI	-	-	-	-	308	2,365	2,673
Emera Maine (1)	49	-	107	11	-	351	518
EBP	-	-	-	248	-	-	248
ECI	111	69	81	72	47	90	470
Total	$550	$1,665	$512	$831	$987	$10,262	$14,807
(1) Classified as held for sale.